Cash and Cash Equivalents (Schedule of Cash and Cash Equivalents) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Cash and Cash Equivalents	$ 7,564	$ 6,071
USD [Member]
Cash and Cash Equivalents	6,833	5,545
NIS [Member]
Cash and Cash Equivalents	156	525
Other currencies [Member]
Cash and Cash Equivalents	$ 575	$ 1